Derivative Instruments (Fair Value Hedges) (Details) - Cross-Currency Interest Rate Swaps [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Income on hedging derivatives	$ (5,814)
Gain recognized in Income on hedging items	2,877
Loss on fair value hedge ineffectiveness	$ 2,938